Operating Segment Information and Concentrations of Risk - Summary of Operating Segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Segment Reporting Information [Line Items]
Net sales	$ 2,054.5	$ 1,921.6	$ 1,728.2
Total operating income	229.2	393.2	354.0
Net interest expense	(29.5)	(27.5)	(25.6)
Loss on early debt extinguishment	(26.1)	0.0	0.0
Other income	0.7	1.3	2.1
Income before income taxes	174.3	367.0	330.5
Total Identifiable Assets	2,351.0	2,012.7
Operating Segments [Member]
Segment Reporting Information [Line Items]
Total operating income	453.9	406.8	397.6
Total Identifiable Assets	1,459.9	1,293.8
General Corporate [Member]
Segment Reporting Information [Line Items]
Total operating income	(224.7)	(13.6)	(43.6)
Total Identifiable Assets	891.1	718.9
North America Fiber Cement [Member]
Segment Reporting Information [Line Items]
Net sales	1,578.1	1,493.4	1,335.0
North America Fiber Cement [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total operating income	381.9	343.9	352.2
Total Identifiable Assets	1,070.7	917.4
International Fiber Cement [Member]
Segment Reporting Information [Line Items]
Net sales	461.7	411.8	379.4
International Fiber Cement [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total operating income	108.4	95.1	77.9
Total Identifiable Assets	351.6	335.7
Other Businesses [Member]
Segment Reporting Information [Line Items]
Net sales	14.7	16.4	13.8
Other Businesses [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total operating income	(8.6)	(6.7)	(8.6)
Total Identifiable Assets	30.1	28.4
Research and Development [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total operating income	(27.8)	(25.5)	$ (23.9)
Total Identifiable Assets	$ 7.5	$ 12.3